UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number           811-05631

                         First Pacific Mutual Fund, Inc.
                (Exact name of registrant as specified in charter)

                      2756 Woodlawn Drive, Suite #6-201
                         Honolulu, HI  96822-1856
               (Address of principal executive offices) (Zip code)

                              Audrey C. Talley
                          Drinker Biddle & Reath LLP
                              One Logan Square
                           18th and Cherry Streets
                         Philadelphia, PA  19103-6996
                    (Name and address of agent for service)

        Registrant's telephone number, including area code:  808-988-8088

                      Date of fiscal year end:  September 30

                   Date of reporting period:  September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.








Item 1.  Reports to Stockholders.


November 15, 2004


Dear fellow shareholder,

	As we begin our 17th year of operations, we are pleased to provide you with our Funds' 2004 Annual Report.

       In these uncertain financial times, isn't it comforting to know that you are invested in the Hawaii Municipal Fund and the Hawaii Intermediate Fund? As shareholders of the Funds, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       On the following pages are line graphs comparing each Funds performance to the Lehman Muni Bond Index for the 10 years ended September 30, 2004, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 investment in the respective funds. The object of the graph is to permit a comparison of the Funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund.

       Interest rates are the most important of many factors which can affect bond prices. Over the course of the fiscal year, the treasury yield curve flattened with short-term interest rates increasing and long-term interest rates slightly decreasing. This accounts for the Hawaii Municipal Fund's Investor Class fiscal year price change of just $.01. The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $11.22 on October 1, 2003 and a NAV of $11.21 on September 30, 2004. The Hawaii Municipal Fund Institutional Class had a NAV of $11.23 on October 1, 2003 and a NAV of $11.22 on September 30, 2004. The rise in short term-rates resulted in the Hawaii Intermediate Fund's fiscal year price change of $.04. The Hawaii Intermediate Fund had a NAV of $5.26 of October 1, 2003 and a NAV of $5.22 on September 30, 2004. The primary investment strategy of the Hawaii Municipal Fund was to purchase high quality long-term Hawaii municipal bonds. The primary investment strategy of the Hawaii Intermediate Fund was to purchase high quality three to ten year Hawaii Municipal bonds. The past year's performance for these Funds, which is presented in this Annual Report, was primarily a result of the implementation of these strategies. As of September 30, 2004, 71.36% of the Hawaii Municipal Bond Fund's portfolio was invested in bonds rated AAA by Standard & Poor's ("S&P"). As of September 30, 2004, 75.55% of the Hawaii Intermediate Fund's portfolio was invested in bonds rated AAA by S&P.

       Throughout most of the year, the Federal Funds Rate was at a historical low of 1%, below both the annualized rate of inflation as well as the growth of GDP. In the fall of 2004, in response to concerns about higher inflation and a mild economic expansion, the Federal Reserve Bank increased the Federal Funds Rate a total of one half of one percent. The market's reaction suggests that these actions, among other market events, will keep inflation pressures under control for the foreseeable future. The decline in the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will be less of a factor over the long-term. Still, there continues to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts/terrorism and global economic factors.

STANDARD & POOR'S
MUNICIPAL BOND RATINGS
September 30, 2004

[the following information was presented in a pie chart]

Hawaii Municipal Fund			Hawaii Intermediate Fund
AAA		71.36%			AAA		75.55%
AA		1.91%				A		2.30%
AA-		0.47%				BBB+		12.12%
A+		4.78%				NR		10.02%
A		5.32%
BBB+		5.28%
BBB		3.25%
NR		7.63%


       We are proud to report that as a Hawaii resident, 100% of the dividends
earned in 2004 were both state and federal tax-free.*   There are no capital
gain distributions for the Hawaii Intermediate Fund in 2004. There will be a long-term capital gain distribution in 2004 to shareholders of the Hawaii Municipal Fund.

       If you have any questions about this Annual Report or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

       Thank you for your business as well as the many referrals. On behalf of the staff and management of the Funds, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO					First Pacific Securities,
Inc./Distributor

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088.

Before investing, read the prospectus carefully. Please carefully consider the Funds' investment objectives, risks, and charges and expenses before investing. The prospectus contains this and other information about the Funds. Call 988-8088 for a free prospectus.

*Some income may be subject to the federal alternative minimum tax for certain investors. Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc.



Hawaii Municipal Fund Investor Class
$10,000 Investment in Fund Compared to Lehman Muni Bond Index

[The following table was depicted as a line chart in the printed material.]


		  Hawaii Municipal Fund	      Lehman Muni
                Investor Class		Bond Index
09/30/94		$10,000			$10,000
09/30/95		$10,844			$11,118
09/30/96		$11,454			$11,790
09/30/97		$12,266			$12,853
09/30/98		$13,024			$13,973
09/30/99		$13,018			$13,876
09/30/00		$13,502			$14,732
09/30/01		$14,597			$16,264
09/30/02		$15,762			$17,717
09/30/03		$16,389			$18,407
09/30/04		$17,050			$19,254

Average Annual Total Return
1 Year		4.33%
5 Year		5.55%
10 Year		5.48%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund Investor Class with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.
















Hawaii Municipal Fund Institutional Class
$10,000 Investment in Fund Compared to Lehman Muni Bond Index

[The following table was depicted as a line chart in the printed material.]


		Hawaii Municipal Fund	      Lehman Muni            Institutional
Class		Bond Index
10/22/02		$10,000			$10,000
09/30/03		$10,737			$10,734
09/30/04		$11,204			$11,228

Average Annual Total Return
1 Year			4.58%
Since Inception		6.04%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund Institutional Class with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.





























Hawaii Intermediate Fund
$10,000 Investment in Fund Compared to Lehman Muni Bond Index

[The following table was depicted as a line chart in the printed material.]


		Hawaii Intermediate Fund	Lehman Muni Bond Index
09/30/94		$10,000			$10,000
09/30/95		$10,788			$11,118
09/30/96		$11,213			$11,790
09/30/97		$11,793			$12,853
09/30/98		$12,391			$13,973
09/30/99		$12,575			$13,876
09/30/00		$13,066			$14,732
09/30/01		$14,060			$16,264
09/30/02		$14,799			$17,717
09/30/03		$15,201			$18,407
09/30/04		$15,537			$19,254

Average Annual Total Return
1 Year		2.21%
5 Year		4.32%
10 Year		4.50%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Intermediate Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.





















Your Fund's Expenses
As a Fund shareholder, you can incur two types of costs:
[Bullet] Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
[Bullet] Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.
 2. Multiply the result by the number under the heading "Expenses Paid During Period."
    If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.



Beginning
Account
Value
03/31/04

Ending
Account Value
09/30/04
Expenses Paid
During
Period* 3/31/04-
9/30/04
   Hawaii Municipal Fund
Investor Class
Actual
$1,000.00
$1,011.10
$5.03

Hypothetical
$1,000.00
$1,020.00
$5.05

Hawaii Municipal Fund
Institutional Class
Actual
$1,000.00
$1,012.70
$3.77
Hypothetical
$1,000.00
$1,021.25
$3.79

Hawaii Intermediate Fund
Actual
$1,000.00
$1,008.50
$4.12
Hypothetical
$1,000.00
$1,020.90
$4.14


*Expenses are equal to the annualized expense ratio for each class (1.00%, .75% and .82%, respectively), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.









REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of Hawaii Municipal Fund and Hawaii Intermediate Fund (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated
thereon.   These financial statements and financial highlights are the
responsibility of the Funds' management.   Our responsibility is to express an
opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (US).   Those standards require that we plan and
perform the audits to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement.   An
audit includes examining, on a test basis, evidence supporting the amounts and
disclosures in the financial statements.   Our procedures included confirmation
of securities owned as of September 30, 2004, by correspondence with the
custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.   We believe that our audits provide a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund and Hawaii Intermediate Fund as of September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.





	                                       TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 4, 2004









HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

	                                                       Value
	Par Value	                                        (Note 1 (A))
                      HAWAII MUNICIPAL BONDS -98.31%
		Hawaii County
			General Obligation Bonds - 6.69%
$       300,000			5.600%,	05/01/11	$	  341,982
	2,385,000			5.000%,	07/15/15		2,653,909
	1,000,000			5.625%,	05/15/18		1,115,440
	1,000,000			5.625%,	05/15/19		1,112,710
	1,025,000			5.125%,	07/15/20		1,094,054
	1,250,000			5.125%,	07/15/21		1,326,587
	1,000,000			5.000%,	07/15/22		1,054,410
	1,000,000			5.000%,	07/15/23		1,047,690
							                  9,746,782
		Hawaii State
			General Obligation Bonds - 3.06%
	  135,000			6.000%,	10/01/08		  153,162
	  120,000			5.250%,	04/01/11		  132,145
	  300,000			6.250%,	01/01/14		  303,471
	2,000,000			5.250%,	07/01/18		2,198,380
	1,580,000			5.125%,	02/01/22		1,676,317
							                  4,463,475
			Airport Systems Revenue Bonds - 4.83%
	2,000,000			8.000%,	07/01/11		2,518,160
	  385,000			6.900%,	07/01/12		  453,472
	3,000,000			6.500%,	07/01/14		3,485,250
	  500,000			6.500%,	07/01/15		  579,460
							                  7,036,342
			Certificates of Participation #1 - Capital District - 2.47%
	1,000,000			5.000%,	05/01/16		1,080,320
	  555,000			5.000%,	05/01/18		  595,204
	1,750,000			5.500%,	05/01/20		1,921,097
							                  3,596,621
			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 20.51%
	4,000,000			5.750%,	12/01/18		4,422,520
        125,000			6.150%,	01/01/20		  140,806
	  500,000			5.700%,	07/01/20		  546,345
	5,760,000			6.600%,	01/01/25		5,878,714
	  625,000			6.200%,	05/01/26		  663,231
	  600,000			5.875%,	12/01/26		  633,354
     10,055,000			5.650%,	10/01/27	     10,852,060
	6,025,000			6.200%,	11/01/29		6,756,736
							                 29,893,766

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2004

	                                                        Value
	Par Value	                                         (Note 1 (A))
				Kapiolani Health Care System - 7.91%
$	  400,000			6.300%,	07/01/08	$	  410,544
	1,500,000			6.000%,	07/01/11		1,563,840
	1,525,000			6.400%,	07/01/13		1,640,275
	1,785,000			6.400%,	07/01/13		1,822,788
700,000			6.200%,	07/01/16		  727,678
	3,575,000			6.000%,	07/01/19		3,605,709
	1,715,000			6.250%,	07/01/21		1,765,335
							                 11,536,169
				The Queen's Health Systems - 4.79%
	1,020,000			6.000%,	07/01/20		1,112,942
	  100,000			5.250%,	07/01/23		  104,521
	5,310,000			5.750%,	07/01/26		5,771,227
							                  6,988,690
				St. Francis Medical Center - 1.91%
	2,765,000			6.500%,	07/01/22		2,780,208

				Wilcox Hospital - 2.56%
	  500,000			4.900%,	07/01/05		  508,455
	  800,000			5.250%,	07/01/13		  832,864
	2,245,000			5.350%,	07/01/18		2,271,311
	  115,000			5.500%,	07/01/28		  114,086
							                  3,726,716
			Harbor Capital Improvements Revenue Bonds - 2.09%
	1,580,000			5.250%,	01/01/16		1,725,913
	  200,000			5.750%,	07/01/17		  214,954
	  500,000			5.500%,	07/01/19		  548,070
	  520,000			5.750%,	07/01/29		  553,826
							                  3,042,763
			Highway Revenue Bonds - 2.31%
	1,000,000			5.600%,     07/01/14		1,077,810
	1,100,000			5.000%,	07/01/16		1,189,309
	1,000,000			5.375%,	07/01/19		1,096,540
						                        3,363,659






See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2004

	                                                        Value
	Par Value	                                         (Note 1 (A))
			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 7.12%
$	   50,000			5.550%,	07/01/07	$	   51,164
	  255,000			7.000%,	07/01/11		  257,739
	  170,000			5.700%,	07/01/13		  173,953
	  465,000			6.900%,	07/01/16		  470,789
	  630,000			5.050%,	07/01/16		  643,255
	  385,000			7.100%,	07/01/24		  385,458
	2,235,000			5.900%,	07/01/27		2,272,369
	2,305,000			5.900%,	07/01/27		2,341,696
	  910,000			5.750%,	07/01/30		  936,426
	2,785,000			5.375%,	07/01/33		2,846,632
							                 10,379,481

			Department of Hawaiian Homelands - 2.80%
	  900,000			4.050%,	07/01/06		  927,765
	1,355,000			4.100%,	07/01/07		1,413,834
	1,465,000			4.250%,	07/01/09		1,538,660
	  200,000			4.450%,	07/01/11		  209,580
							                  4,089,839

			Housing Authority Multi-Family
				Mortgage Revenue Bonds - 2.36%
	1,000,000			5.700%,	07/01/18		1,007,100
	2,365,000			6.100%,	07/01/30		2,429,896
							                  3,436,996

			University Faculty Housing - 1.65%
	  800,000			5.650%,	10/01/16		  836,536
	1,500,000			5.700%,	10/01/25		1,569,240
							                  2,405,776

			University of Hawaii - Revenue Bonds - 3.41%
	  750,000			5.500%,	07/15/16		  851,865
	4,000,000			5.125%,	07/15/32		4,117,280
							                  4,969,145





See accompanying notes to financial statements.





HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2004

	                                                        Value
	Par Value	                                         (Note 1 (A))
		Honolulu City & County
			Board of Water Supply - 2.17%
$	  700,000			4.750%,	07/01/15	$	  758,415
	  500,000			5.800%,	07/01/16		  539,460
	  750,000			5.800%,	07/01/21		  809,190
	1,000,000			5.000%,	07/01/23		1,051,900
							                  3,158,965
			Waste & Water System - 0.74%
	1,000,000			5.250%,	07/01/18		1,083,780

			General Obligation Bonds - 0.59%
	  200,000			7.350%,	07/01/06		  218,404
	  105,000			5.500%,	09/01/16		  114,274
	  500,000			5.250%,	03/01/28		  524,200
							                    856,878
			Housing Authority Multi-Family Mortgage Revenue Bonds
				Hale Pauahi - 0.28%
	  405,000			6.800%,	07/01/28		  414,939
				Maunakea Apartments - 0.56%
	  743,000			5.750%,	11/20/09		  814,209
				Waipahu Project - 2.97%
	4,200,000			6.900%,	06/20/35		4,332,846
				Sunset Villas - 3.55%
	2,955,000			5.600%,	07/20/21		3,068,029
	2,000,000			5.700%,	07/20/31		2,103,500
						                  	5,171,529








See accompanying notes to financial statements.









HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2004

	                                                        Value
	Par Value	                                          (Note 1 (A))
		Kauai County
			General Obligation Bonds - 4.48%
$	  410,000			5.850%,	08/01/07	$	  452,972
	1,280,000			5.850%,	08/01/07		1,414,157
	  595,000			6.250%, 	08/01/19		  700,702
	  695,000			6.250%, 	08/01/22		  818,467
	3,065,000			5.000%,	08/01/25		3,148,552
							                  6,534,850
			Housing Authority Paanau Project - 0.89%
	1,300,000			7.250%,	04/01/12		1,300,663
		Maui County
			General Obligation Bonds - 0.92%
	  235,000			5.750%,	06/01/13		  252,590
	  500,000			5.300%,	09/01/14		  550,165
	  500,000			5.000%,	09/01/17		  545,955
							                  1,348,710
				Kuakini Hawaii Health System - 3.21%
	1,570,000			6.300%, 	07/01/22		1,607,413
	3,000,000			6.375%,	07/01/32		3,070,350
							                  4,677,763
				Hawaii Health Systems - 1.48%
	  760,000			3.800%, 	02/15/13		  759,430
	1,370,000			4.700%,	02/15/19		1,403,058
							                  2,162,488

	Total Hawaii Municipal Bonds (Cost $136,841,511)    143,314,048









See accompanying notes to financial statements.









HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2004

	                                                      Value
     Par Value	                                       (Note 1 (A))
                    PUERTO RICO MUNICIPAL BONDS - 0.38%
		      Puerto Rico Commonwealth
			   Housing Finance Corp.
				Multi-Family Mortgage Revenue Bonds - 0.22%
$	  100,000			7.500%,	10/01/15	$	  100,334
	  220,000			7.500%,	04/01/22		  220,704
							                    321,038

				Single-Family Mortgage Revenue Bonds - 0.16%
	  230,000			6.250%,	04/01/29		  236,084

	Total Puerto Rico Municipal Bonds (Cost $549,668)	  557,122


                    VIRGIN ISLANDS MUNICIPAL BONDS - 0.09%
		        Virgin Islands
	   		      Public Finance Authority, Series A - 0.09%
	  100,000 			7.300%, 	10/01/18		  130,612

	Total Virgin Islands Municipal Bonds (Cost $99,625)	  130,612

	Total Investments (Cost $137,490,804)  (a)	98.78%     144,001,782
			Other Assets Less Liabilities		 1.22%	 1,774,370
			Net Assets		                 100.00%    $145,776,152

(a)	 Aggregate cost for federal income tax purposes is $137,449,284.


At September 30, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	 $	6,593,938
			Gross unrealized depreciation	 	  (41,440)
			Net unrealized appreciation	 $	6,552,498





See accompanying notes to financial statements.





























HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2004
	                                                            Value
	Par Value	                                             (Note 1 (A))
                   HAWAII MUNICIPAL BONDS - 95.81%
		Hawaii County
			General Obligation Bonds - 13.94%
$	100,000			4.700%,	02/01/07	$	      105,316
	800,000			5.000%,	07/15/11		      886,048
	250,000			4.000%,	07/15/13		      259,175
							                      1,250,539

		Hawaii State
			Airport Systems Revenue Bonds - 1.19%
	100,000			5.000%,	07/01/07	 	 106,410

			Certificates of Participation  - Kapolei - 3.09%
      250,000			5.250%,	05/01/13	 	      277,585

			Certificates of Participation  - Capitol District - 1.19%
      100,000			4.750%,	05/01/07	 	      106,964

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Hawaiian Electric - 4.92%
      400,000			4.950%,	04/01/12	 	      441,800

				Kapiolani Health Care Systems - 14.27%
      200,000			5.500%,	07/01/05	  	      204,580
    1,000,000			6.400%,	07/01/13	          1,075,590
							                      1,280,170

			General Obligation Bonds - 4.87%
	150,000			5.900%,	10/01/06	            161,565
	100,000			5.250%,	07/01/12		      112,780
	150,000			5.000%,	04/01/15	 	      162,480
						 	                        436,825

			Harbor Capital Improvements Revenue Bonds - 4.78%
	210,000			5.000%,	07/01/10		      229,780
	185,000			5.250%,	07/01/11		      199,064
							                        428,844


See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2004

	                                                          Value
	Par Value	                                            (Note 1 (A))
			Hawaiian Homeland Department - 4.04%
$	250,000			4.050%,	07/01/06	         $  257,712
	100,000			4.450%,	07/01/11                104,790
							                        362,502

			Highway & Transportation Authority - 3.23%
	275,000			5.000%,	07/01/06	 	      289,506

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 8.18%
	300,000			4.800%,	07/01/07		      315,702
       23,000			5.550%,	07/01/07		       23,535
	285,000			4.650%,	07/01/12		      292,812
	100,000			5.050%,	07/01/16	 	      102,104
							                        734,153

			University of Hawaii
				University Faculty Bonds - 4.24%
	380,000			4.750%,	10/01/04	 	      380,000

			University of Hawaii
				University Revenue Bonds - 3.52%
	300,000			4.300%,	07/15/13	 	      315,996

			Hawaii Health Systems Corp. - 3.34%
	300,000			3.80%,	02/15/13	 	      299,775

		Honolulu City & County
			Board of Water Supply - 2.23%
	200,000			1.450%,	07/01/31	 	      200,000

			General Obligation Bonds - 4.55%
	100,000			5.000%,	07/01/09	 	      110,116
	170,000			4.850%, 	02/01/10		      183,705
	100,000			5.375%, 	09/01/12		      114,376
						 	                        408,197

			Waste System Revenue - 2.53%
	200,000			5.500%,	07/01/11	 	      227,416

			Multi-Family Mortgage Purpose Revenue Bond - 1.67%
	137,000			5.750%,	11/20/09	 	      150,130


See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2004

	                                                           Value
	Par Value                                               (Note 1 (A))
	                         Kauai County
			General Obligation Bonds - 4.11%
$	100,000			4.550%,	08/01/05	     $	102,373
	250,000			4.125%,	08/01/08	 	      266,218
						 	                        368,591

	                         Maui County
			General Obligation Bonds - 5.92%
	300,000			4.650%,	03/01/07		      319,233
	200,000			4.250%,	03/01/12	 	      212,252
						 	                        531,485

	Total Hawaii Municipal Bonds (Cost $8,399,908)	          8,596,888

                     VIRGIN ISLANDS MUNICIPAL BONDS - 3.12%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 3.12%
	250,000			5.000%,	 07/01/14		 	279,608
		Total Virgin Islands Municipal Bonds (Cost $274,091) 	279,608

	Total Investments (Cost $8,673,999)     (a)	98.93%    8,876,496
			Other Assets Less Liabilities		 1.07%	 96,209
			Net Assets		                 100.00%   $8,972,705

	(a)	Aggregate cost for federal income tax purposes is $8,673,999.

At September 30, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		          $	215,168
			Gross unrealized depreciation			      (12,671)
					Net unrealized appreciation	    $	202,497

See accompanying notes to financial statements.























HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2004

	                                            Municipal	   Intermediate
	                                               Fund          Fund

ASSETS
   Investments at market value
     (Identified cost $137,490,804 and $8,673,999
      respectively) (Note 1 (A))	         $	144,001,782	 $	8,876,496
   Cash			                                 -  	    1,639
   Interest receivable		                    2,214,075		  102,332
   Subscriptions receivable		                  2,838	             -
   Other assets		                              7,082	 	    1,232
        Total assets		                  146,225,777	 	8,981,699

LIABILITIES
   Cash overdraft		                            155,496		       -
   Distributions payable		                142,908		    4,457
   Redemptions payable		                       10,956		       -
   Management fees payable		                 59,603		    2,949
   Administration fees payable		            2,334		      148
   Distribution plan payable		                 17,505		       -
   Shareholder servicing fees payable		     11,670		       -
   Transfer agent fees payable		            8,305		      499
   Accrued expenses		                       40,848	 	      941
   		Total liabilities		                449,625	 	    8,994
NET ASSETS		                             $145,776,152	     $8,972,705

NET ASSETS, INVESTOR CLASS SHARES
   Net assets
   	(Applicable to 12,726,503 and 1,718,793
            shares outstanding, respectively
		$.01 par value, 20,000,000
            shares authorized)	           $142,679,588	     $8,972,705

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR  CLASS SHARES	     $11.21	          $5.22

INSTITUTIONAL CLASS SHARES
	Net assets
		(Applicable to 275,981 shares outstanding,
		 $.01 par value, 20,000,000
             shares authorized)	             $3,096,564

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INSTITUTIONAL CLASS SHARES	     $11.22

NET ASSETS
   At September 30, 2004, net assets consisted of:
     Paid-in capital	                       $139,027,986	     $8,771,917
     Undistributed net investment income		     50,583		       -
     Accumulated net realized gain(loss)
          investments		                       186,605	   (1,709)
     Net unrealized appreciation		         6,510,978	  202,497
				                        $145,776,152     $8,972,705

See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENTS OF OPERATIONS

For the year ended September 30, 2004

	                                             Municipal	Intermediate
	                                              Fund    	   Fund

INVESTMENT INCOME
   Interest income	                         $ 7,205,404	  $ 307,842

   Expenses
     Management fees (Note 2)		                 726,550	     42,370
     Distribution costs (Notes 2 and 3)		     213,447		   -
     Transfer agent fees (Note 2)		           105,152		6,282
     Shareholder services fees (Note 2)		     142,295		   -
     Administration fees (Note 2)		            28,457	      1,690
     Accounting fees		                       104,429		5,598
     Legal and audit fees		                  53,074		7,345
     Printing		                              19,007		  864
     Miscellaneous		                         5,453		   -
     Custodian fees		                        26,428		1,681
     Insurance		                               9,904		1,260
     Registration fees		                        13,111		  916
     Directors fees	 	                         2,000	 	1,400

     Total expenses		                     1,449,307	     69,406
     Expense reimbursement (Note 2)	                      -  	     (8,560)
     Fee reductions (Note 5)	 	                 (29,000)	     (1,681)
     Net expenses	 	                           1,420,307	     59,165
        Net investment income	 	               5,785,097	    248,677

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain from security transactions	     186,759		3,838
   Change in unrealized appreciation of investments (143,481)	    (49,032)
        Net gain (loss) on investments	 	      43,278	    (45,194)

NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	             $ 5,828,375	  $ 203,483


See accompanying notes to financial statements.





HAWAII MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	                                   For The Year Ended	 For The Year Ended
	                                   September 30, 2004  September 30, 2003

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	                 $ 5,785,097	     $ 5,826,481
     Net realized gain on investments		   186,759	         643,796
     Increase (decrease) in unrealized appreciation (depreciation) of
     investments	 	                          (143,481)	      (1,033,771)
        Net increase in net assets resulting from operations
	                                           5,828,375	       5,436,506
   Distributions to shareholders from:
     Net investment income
        Investor Class ($.47 and $.47 per share, respectively)
	                                          (5,641,162)		(5,701,321)
        Institutional Class ($.51 and $.47 per share, respectively*)
	                                            (128,842)		   (94,949)
     Capital gains
	  Investor Class ($.01 and $0 per share, respectively)
	                                            (115,358)		    (6,771)
     	  Institutional Class ($.01 and $0 per share, respectively)
              	                                  (2,381)	 	      (134)
			Total distributions	 	(5,887,743)	 	(5,803,175)
   Capital share transactions (a)
     Increase in net assets resulting from capital share transactions
	                                           1,183,048	 	10,038,432
                  Total increase in net assets	 1,123,680		 9,671,763

NET ASSETS
   Beginning of year	 	                 144,652,472	     134,980,709
   End of year (including undistributed net investment income of $50,583 and
           $35,339, respectively)	         $ 145,776,152	   $ 144,652,472

(a)	Summary of capital share activity follows:



Investor Class
Institutional Class

Investor Class
Institutional Class

For The Year Ended September 30, 2004
For The Year Ended September 30, 2004
For The Year Ended September 30, 2003
For The Period Ended September 30, 2003*

Shares
Value
Shares
Value
Shares
Value
Shares
Value

   Shares sold
   1,242,013
   $13,868,349
   47,890
   $532,931
   1,624,327
   $18,115,962
   394,018
   $4,350,601

Shares issued on
reinvestment of
distributions
361,783
4,040,714
1,541
17,218
356,615
3,973,325
138
1,546

1,603,796
17,909,063
49,431
550,149
1,980,942
22,089,287
394,156
4,352,147
Shares redeemed
(1,523,997)
(17,008,045)
(24,183)
(268,119)
(1,332,147)
(14,817,427)
(143,423)
(1,585,575)


79,799
$901,018
25,248
$282,030
648,795
$7,271,860
250,733
$2,766,572


*	Commencement of operations was October 22, 2002

See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

	                                 For The Year Ended	For The Year Ended
	                                 September 30, 2004	 September 30, 2003

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	          	       $  248,677	      $  189,792
     Net realized gain (loss) on investments		3,838		     2,647
     Increase (decrease) in unrealized appreciation (depreciation) of
     investments	 	                            (49,032)	   (21,610)
        Net increase in net assets resulting from operations
		                                        203,483		   170,829
   Distributions to shareholders from:
     Net investment income
        ($.15 and $.15 per share, respectively)	   (248,677)	  (189,792)
   Capital share transactions (a)
     Increase in net assets resulting from capital share transactions
	                                            1,369,248	 	 1,322,403
           Total increase in net assets		  1,324,054		 1,303,440

NET ASSETS
   Beginning of year	 	                    7,648,651	 	 6,345,211
   End of year	                              $ 8,972,705	     $ 7,648,651

(a)	Summary of capital share activity follows:
		                      For The Year Ended	  For The Year Ended
		                      September 30, 2004    September 30, 2003
       			           Shares     Value	   Shares      Value

    Shares sold			    654,310	 $ 3,403,971   646,984   $3,396,257
    Shares issued on reinvestment of distributions
	                             38,581	     200,875    29,924	    156,913
                                  692,891    3,604,846   676,908	  3,553,170
    Shares redeemed		   (429,327)  (2,235,598) (425,910)	 (2,230,767)
       Net increase		    263,564	 $ 1,369,248   250,998	$ 1,322,403


See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)


	                         INVESTOR CLASS

                                        Years Ended September 30,
	                              2004     2003     2002(b)  2001     2000
Net asset value
   Beginning of year	           $11.22    $11.25   $10.89   $10.55   $10.68
Income from investment operations
   Net investment income		  .47		.47	   .48	.50	   .52
   Net gain (loss) on securities
   	(both realized and unrealized)   -       (.03)	   .36	.34     (.13)
    Total from investment operations  .47		.44	   .84	.84  	   .39

Less distributions
   Dividends from net investment
     income		                   (.47)     (.47)	  (.48)    (.50)    (.52)
   Distributions from capital gains	 (.01)  	 -  ***   -        -  	    -
      Total distributions		 (.48)     (.47)	  (.48)    (.50)	  (.52)
   End of year	                 $11.21	   $11.22	$11.25   $10.89	$10.55

Total return	                   4.33%     3.98%	  7.92%    8.11%	  3.79%

Ratios/Supplemental Data
  Net assets, end of year(in 000's)$142,680 $141,838	$134,980 $121,471	$111,864
   Ratio of expenses to average
   	net assets (a)	             1.00%     1.01%	  1.02%    1.03%	   .98%
   Ratio of net investment income
   	to average net assets	       3.98%     4.22%	  4.42%    4.64%	  4.83%

Portfolio turnover	            10.53%    16.40%	 13.06%   22.06%	 20.96%


***	Less than $.01 per share
(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .98%, .99%, .96%, ..94%, and .91%, for the years ended September 30, 2004, 2003, 2002, 2001, and 2000, respectively.

(b)	As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
began amortizing market discount on debt securities.   Had the Fund not
amortized market discount as an adjustment to interest income, the net investment income to average net assets would have been 4.38%. Per share and ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	                      INSTITUTIONAL CLASS


                                          For The               For The
	                                   Year Ended          Period Ended
	                              September 30, 2004   September 30, 2003 **
Net asset value
   Beginning of period	                     $11.23	           $10.91

Income from investment operations
   Net investment income	                  .51	              .47
   Net gain (loss) on securities
   	(both realized and unrealized)	 	 -   	 	        .32
    Total from investment operations	 	.51	 	        .79

Less distributions
   Dividends from net investment income	     (.51)		       (.47)
   Distributions from capital gains	           (.01)	 		   - 	***
   	Total distributions		           (.52)	 	       (.47)
   End of period	                           $11.22	           $11.23
Total return	                             4.58%	             7.36%

Ratios/Supplemental Data
   Net assets, end of period (in 000's) 	   $3,096	           $2,814
   Ratio of expenses to average net assets (a)	.75%	              .76%*
   Ratio of net investment income to average
      net assets                               4.23%	             4.47%*

Portfolio turnover                            10.53%	            16.40%

*	Annualized
**	Commencement of Operations was October 22, 2002
***	Less than $.01 per share


(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Institutional
Class were .73% and .74% for the periods ended September 30, 2004 and 2003, respectively.

See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	                                 Years Ended September 30,
	                                2004    2003    2002    2001    2000
Net asset value
   Beginning of year	              $5.26   $5.27   $5.17   $5.01   $5.03

Income from investment operations
   Net investment income		    .15     .15	  .16	    .21	.21
   Net gain (loss) on securities
   	(both realized and unrealized)   (.04)   (.01)	  .10	    .16    (.02)
    Total from investment operations    .11	.14	  .26	    .37	.19

Less distributions
   Dividends from net investment income(.15)   (.15)	 (.16)   (.21)   (.21)
   Distributions from capital gains	     -  	 -  	   -       -  	 -
      Total distributions		   (.15)   (.15)	 (.16)   (.21)   (.21)
   End of year	                    $5.22   $5.26	$5.27	  $5.17   $5.01
Total return	                     2.21%   2.77%	 5.15%   7.61%   3.97%

Ratios/Supplemental Data
   Net assets, end of year (in 000's)$8,973  $7,647  $6,345  $4,944  $4,519

   Ratio of expenses to average net assets
   	Before expense reimbursements	    .82%	.96%	  .84%    .88%	.85%
   	After expense reimbursements	    .72%(a)	.73%(a) .74%(a) .88%(a)	.85%(a)

Ratio of net investment income to
   	average net assets
   	Before expense reimbursements	   2.84%   2.61%	 3.15%   4.12%   4.07%
   	After expense reimbursements	   2.94%   2.86%	 3.15%   4.12%   4.07%

Portfolio turnover	              13.96%  20.02%	18.29%  19.28%   4.22%

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .70%, .71%, .69%, ..79%, and .77%, for the years ended September 30, 2004, 2003, 2002, 2001, and 2000, respectively.

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2004

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end
management company.   Hawaii Municipal Fund is authorized to offer two
Classes of Shares:   Investor Shares and Institutional Shares.   The Classes
offer different distribution charges and shareholder servicing fees which may affect performance.

The investment objective of the Funds is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems arise,
they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported
amounts of income and expenses during the reported period.   Actual results
could differ from those estimates.

    (A)	SECURITY VALUATION
Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

(B)	FEDERAL INCOME TAXES
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
Therefore, no federal income tax provision is required.   At September
30, 2004, the Hawaii Intermediate Fund had an unused capital loss carryforward of $1,709 which expires in 2010.





HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2004

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
         SHAREHOLDERS

		Security transactions are recorded on the trade date.   Interest
income is recorded on the accrual basis.   Bond discounts and premiums are
amortized using the interest method.   Distributions to shareholders are
declared daily and reinvested or paid in cash monthly.

The tax character of distributions paid during the years ended September 30, 2004 and 2003 were as follows:

			Exempt-	               Long-Term
			Interest	Ordinary	    Capital	        Total
			Dividends	 Income  	     Gains      Distributions
Hawaii Municipal Fund
	2004	      $5,770,004	$   -  	    $117,739     $5,887,743
	2003	      $5,796,270	$   -  	    $  6,905     $5,803,175

Hawaii Intermediate Fund
	2004	      $  248,677	$   -		    $	   -       $  248,677
	2003	      $  188,686	$1,106	    $	   -       $  189,792

The tax character of distributable earnings at September 30, 2004 were as follows:

   Undistributed		                      Post     Unrealized Total
Ordinary Exempt-  Undistributed Capital Loss October    Gain/   Distributable
 Interest Income	 Capital Gains Carryforwards Loss*   (Loss)**   Earnings
Hawaii
Municipal Fund    $9,063	$186,605  $	-  	$  -    $6,552,498  $6,748,166
Intermediate Fund	$   -  	$	-   $(1,709)$  -    $  202,497  $  200,788


*	Under the current tax law capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

**	The difference between book basis and tax basis unrealized
appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between
financial and tax reporting.   These reclassifications have no effect on
net assets or net asset value per share.   For the year ended September
30, 2004, the Hawaii Municipal Fund decreased realized gain (loss) by $151 and increased undistributed net investment income $151.







HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2004

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Funds with management and administrative services pursuant to a management agreement and
administrative services agreement.   In accordance with the terms of the
management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of each Fund's
average daily net assets, respectively.   For the year ended September 30,
2004, LFG voluntarily waived certain management fees in the amount of $8,560 for the Hawaii Intermediate Fund.

The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of LFG, received $213,447 and $0 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of LFG,
serves as the transfer agent for the Funds.   In accordance with the terms
of the transfer agent agreement, FPR receives compensation at the annual
rate of .06% of each Fund's average daily net assets.   FPR also provides
the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

Certain officers and directors of the Funds are also officers of LFG, FPS and FPR.


(3)	DISTRIBUTION COSTS

The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Funds.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $21,846,264 and $14,914,422, respectively, for the Hawaii Municipal Fund. Purchases and sales of securities for the Hawaii Intermediate Fund aggregated $3,260,257 and $1,075,000, respectively.






HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2004

(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses
of other vendors and service providers.   During the year ended September
30, 2004, such reductions amounted to $29,000 and $1,681 for the Hawaii
Municipal Fund and the Hawaii Intermediate Fund, respectively.   Credits
used to offset expenses were as follows:

	                                 Municipal	Intermediate
	                                   Fund   	    Fund

		               Custody	    $29,000	         $1,681




































FIRST PACIFIC MUTUAL FUND, INC.________________________________________________
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Fund") rests with the Board of Directors. Each Director serves during the lifetime of the Fund and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Fund.




Name,
Age
and Address
Position & Office With the Fund
Term of Office and
Length of Time Served
Principal Occupation During the Past Five Years
Number of Portfolios in Fund Complex Overseen by Director
DISINTERESTED DIRECTORS
Clayton W.H. Chow
(52)
896 Puuikena Dr.
Honolulu, HI
96821
Director
Unlimited
Term
16 years
Account Executive, Roadway
Express
Sr. Account Executive, Federal
Express
2


Lynden M. Keala
(50)
47-532 Hui Iwa St.
Kaneohe, HI
96744
Director
Unlimited
Term
15 years
Account Executive, Xpedx
(Distribution Division of
International Paper)
Account Executive, Reynolds &
Reynolds
(formerly Vanier Business Forms)
2

Stuart S. Marlowe
(64)
274 Poipu Drive
Honolulu, HI
96825
Director
Unlimited
Term
16 years
Owner, Surfside Sales and
Marketing(Sales and marketing of music
for the State of Hawaii)
Vice President/General Manager,
Navarre Corp.
(Distributor of music and
software products.)
2

Karen T. Nakamura
(60)
1727 Dillingham
Boulevard
Honolulu, HI
96819
Director
Unlimited
Term
7 years
Executive Vice President,
Building Industry Association of
Hawaii
Vice President, Wallpaper
Hawaii, Ltd.
2


Kim F. Scoggins
(57)
220 S. King
Street, #1800
Honolulu, HI
96813
Director
Unlimited
Term
7 years
Commercial Real Estate, Colliers
Monroe     Friedlander, Inc.
Real Estate, 1250 Oceanside
Partners
2

INTERESTED DIRECTORS
*Terrence K.H.
Lee (47)
593 Moaniala
Street
Honolulu, HI
96821
Director
President and
CEO
Unlimited
Term
16 years
Director, President and CEO, Lee
Financial Group Inc., First
Pacific Securities, Inc., and
First Pacific Recordkeeping,
Inc.
2

OFFICERS
Nora B. Simpson
(44)
503 Blackbird Drive
Hockessin, DE  19707
Treasurer, Chief Compliance
Officer,
Assistant
Secretary
Vice President and Compliance
Officer, Lee Financial
Group Inc., First Pacific Securities,
Inc., and
First Pacific Recordkeeping, Inc.

Charlotte A. Meyer
(51)
64-5251 Puu Nani
Drive
PO Box 2834
Kamuela, HI  96743
Assistant
Treasurer
Director, Treasurer and Vice
President, Lee Financial Group Inc.,
First Pacific Securities, Inc., and
First Pacific Recordkeeping, Inc.

Jean E. Lee
(48)
2756 Woodlawn Drive,
#6-201
Honolulu, HI  96822
Secretary
Director, Secretary and Vice
President, Lee Financial Group Inc.,
First Pacific Securities, Inc., and
First Pacific Recordkeeping, Inc.



There are no other Directorships held by any of the Directors. Terrence K.H. Lee and Jean E. Lee are husband and wife. Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as President of the investment adviser and principal underwriter and has had a material and professional relationship with the Fund for the last three completed fiscal years.
Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.



Hawaii Municipal Fund Investor Class
Hawaii Municipal Fund Institutional Class
Hawaii Intermediate Fund

Shareholder Information


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and reflect the 12-month period beginning July 1, 2003 and ending June 30, 2004.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




















INVESTMENT MANAGER
Lee Financial Group Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856

DISTRIBUTOR
First Pacific Securities, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856


CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street, 15th Floor
San Francisco, California  94111


LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania  19103-6996


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker
1818 Market Street, Suite #2400
Philadelphia, Pennsylvania  19103-2108


TRANSFER AGENT
First Pacific Recordkeeping, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856



Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive and senior financial executives.

(c) The code of ethics was amended as there were personnel changes approved by the registrant's board of directors. The amendment is included as an exhibit pursuant to Item 11(a)(1).

(d) Not applicable.

(e) Not applicable.

(f)(1) Pursuant to Item 11(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive and senior financial executives.

(f)(2) Copies of the Code of Ethics may be obtained free of charge by calling
(808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822.

Item 3.  Audit Committee Financial Expert

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert.

Item 4.  Principal Accountant Fee and Services.

(a) Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $29,800.00 for the fiscal year ended September 30, 2004 and $28,000.00 for the fiscal year ended September 30, 2003.

(b) Audit-Related Fees.
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2004 and $1,600.00 (services related to EDGAR filings) for the fiscal year ended September 30, 2003.

(c) Tax Fees.
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000.00 for the fiscal year ended September 30, 2004 and $5,000.00 for the fiscal year ended September 30, 2003.

(d) All Other Fees.
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $6,500.00 for the fiscal year ended September 30, 2004 and $6,500.00 for the fiscal year ended September 30, 2003. These fees are for services related to the internal control audit of the transfer agency.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures
	1.	(a) The Committee shall review and approve proposals for the independent accountants to render permissible non-audit services. The Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

		(b) The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid by the Funds to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

	2.	Review and approve in advance with the independent accountants each non-audit engagement involving the Funds' independent accountants and the
Funds' investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where:  (i) the investment adviser or its control affiliate provides ongoing services to the
Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

		(a)	The pre-approval requirement may be waived if:  (i) the
aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds' independent accountants by the Funds' investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds' Committee; (ii) such services were not recognized by the Funds' adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(e)(2) All of the services provided to the registrant described in paragraphs
(b) - (d) of Item 4 were pre-approved by the audit committee.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were none for the fiscal year ended September 30, 2004 and none for the fiscal year ended September 30, 2003.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 10.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the "1940
Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-
3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

        	(a)(1)   Code of Ethics is attached hereto.
        	(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940
                     Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes
	               Oxley Act of 2002 are attached hereto.
	      (a)(3)   Not applicable.
	      (b)	   Certifications pursuant to Rule 30a-2(a) under the 1940 Act
	               and Section 906 of the Sarbanes-Oxley Act of 2002 are
			   attached hereto.



                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  ___/s/ Terrence K.H. Lee______________
				Terrence K.H. Lee, President and CEO
				(principal executive officer)

Date __________December 7, 2004__________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ___/s/ Terrence K.H. Lee___________________
				Terrence K.H. Lee, President and CEO
				(principal executive)

By (Signature and Title)*  ___/s/ Nora B. Simpson____________________
				Nora B. Simpson, Treasurer
				(principal financial officer)

Date  __________December 7, 2004__________


*Print the name and title of each signing officer under his or her signature.